Financial Instruments (Details) ₪ in Thousands	6 Months Ended
Jun. 30, 2018 ILS (₪)
Financial Instruments [Abstract]
Fair value of convertible warrants	₪ 7,194
Unrecognized Day 1 Loss	(2,568)
Warrants, net	₪ 4,626